Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
July 31, 2021

Dates Covered
Collections Period	07/01/21 - 07/31/21
Interest Accrual Period	07/15/21 - 08/15/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	08/16/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/21	462,862,034.93	23,241
Yield Supplement Overcollateralization Amount 06/30/21	15,853,629.23	0
Receivables Balance 06/30/21	478,715,664.16	23,241
Principal Payments	21,692,002.23	564
Defaulted Receivables	406,429.51	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/21	14,847,230.86	0
Pool Balance at 07/31/21	441,770,001.56	22,660

Pool Statistics	$ Amount	# of Accounts
Pool Factor	52.22%
Prepayment ABS Speed	1.68%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	3,169,045.45	139
Past Due 61-90 days	862,502.17	39
Past Due 91-120 days	190,318.83	10
Past Due 121+ days	0.00	0
Total	4,221,866.45	188

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.92%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.23%
Delinquency Trigger Occurred	NO

Recoveries	285,240.40
Aggregate Net Losses/(Gains) - July 2021	121,189.11
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.30%
Prior Net Losses Ratio	0.08%
Second Prior Net Losses Ratio	-0.09%
Third Prior Net Losses Ratio	0.34%
Four Month Average	0.16%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.51%

Overcollateralization Target Amount	5,080,355.02
Actual Overcollateralization	5,080,355.02
Weighted Average Contract Rate	4.22%
Weighted Average Contract Rate, Yield Adjusted	6.12%
Weighted Average Remaining Term	46.62

Flow of Funds	$ Amount
Collections	23,645,387.48
Investment Earnings on Cash Accounts	65.05
Servicing Fee	(398,929.72)
Transfer to Collection Account	-
Available Funds	23,246,522.81
Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	374,383.18
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	3,209,119.97
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	12,560,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,080,355.02
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,975,367.31
Total Distributions of Available Funds	23,246,522.81
Servicing Fee	398,929.72
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 07/15/21	457,539,121.53
Principal Paid	20,849,474.99
Note Balance @ 08/16/21	436,689,646.54

Class A-1
Note Balance @ 07/15/21	0.00
Principal Paid	0.00
Note Balance @ 08/16/21	0.00
Note Factor @ 08/16/21	0.0000000%

Class A-2a
Note Balance @ 07/15/21	40,571,237.17
Principal Paid	12,338,095.59
Note Balance @ 08/16/21	28,233,141.58
Note Factor @ 08/16/21	15.5812040%

Class A-2b
Note Balance @ 07/15/21	27,987,884.36
Principal Paid	8,511,379.40
Note Balance @ 08/16/21	19,476,504.96
Note Factor @ 08/16/21	15.5812040%

Class A-3
Note Balance @ 07/15/21	274,400,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	274,400,000.00
Note Factor @ 08/16/21	100.0000000%

Class A-4
Note Balance @ 07/15/21	76,910,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	76,910,000.00
Note Factor @ 08/16/21	100.0000000%

Class B
Note Balance @ 07/15/21	25,110,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	25,110,000.00
Note Factor @ 08/16/21	100.0000000%

Class C
Note Balance @ 07/15/21	12,560,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	12,560,000.00
Note Factor @ 08/16/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	421,680.51
Total Principal Paid	20,849,474.99
Total Paid	21,271,155.50

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	34,485.55
Principal Paid	12,338,095.59
Total Paid to A-2a Holders	12,372,581.14

Class A-2b
One-Month Libor	0.09313%
Coupon	0.38313%
Interest Paid	9,531.55
Principal Paid	8,511,379.40
Total Paid to A-2b Holders	8,520,910.95

Class A-3
Coupon	1.10000%
Interest Paid	251,533.33
Principal Paid	0.00
Total Paid to A-3 Holders	251,533.33

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5051397
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.9760116
Total Distribution Amount	25.4811513

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.1903176
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	68.0910353
Total A-2a Distribution Amount	68.2813529

A-2b Interest Distribution Amount	0.0762524
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	68.0910352
Total A-2b Distribution Amount	68.1672876

A-3 Interest Distribution Amount	0.9166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9166667

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	153.92
Noteholders' Third Priority Principal Distributable Amount	602.41
Noteholders' Principal Distributable Amount	243.67

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/21	2,092,197.46
Investment Earnings	46.37
Investment Earnings Paid	(46.37)
Deposit/(Withdrawal)	-
Balance as of 08/16/21	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,904,536.34	$1,255,157.46	$1,405,644.87
Number of Extensions	72	52	51
Ratio of extensions to Beginning of Period Receivables Balance	0.40%	0.25%	0.27%